Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Convertible note, net of debt discount	$ 216,240	$ 216,240
Common stock, par value in dollars	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	10,000,000
Common stock, shares issued	25,108,751	22,764,969	1,451,000
Common stock, shares outstanding	25,108,751	22,764,969	1,451,000